Financial risk management - Changes in liabilities (Details) - USD ($) $ in Thousands		12 Months Ended
	Nov. 07, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Changes in liabilities arising from financing activities [abstract]
Beginning of period		$ 571,337	$ 514,587
Reclassification of business held for sale			86,959
Changes from financing cash flows		94,737	(103,868)
Effect of changes in foreign exchange rates		(10,109)	26,541
Changes in fair value		(12,841)	31,614
Other changes		2,265	15,504
End of period		645,389	571,337	$ 514,587
Dividends paid		(20,642)		(54,988)
Proceeds from stock option exercises		240	180
Other amounts paid due to financing activities		(932)	(9,709)
Payments to acquire or redeem own shares	$ (20,100)	(20,100)
Cash flows from (used in) financing activities		53,303	(113,397)	49,917
Bank borrowings.
Changes in liabilities arising from financing activities [abstract]
Beginning of period		1,003	421,291
Changes from financing cash flows		140,781	(426,641)
Effect of changes in foreign exchange rates		(772)	1,916
Other changes			4,437
End of period		141,012	1,003	421,291
Obligations under finance leases.
Changes in liabilities arising from financing activities [abstract]
Beginning of period		82,633	5,237
Reclassification of business held for sale			81,383
Changes from financing cash flows		(12,948)	(14,610)
Effect of changes in foreign exchange rates		(3,214)	10,623
End of period		66,471	82,633	5,237
Debt instruments
Changes in liabilities arising from financing activities [abstract]
Beginning of period		350,270
Changes from financing cash flows			337,383
Other changes		2,324	12,887
End of period		352,594	350,270
Financial loans from government agencies
Changes in liabilities arising from financing activities [abstract]
Beginning of period		99,391	87,360
Changes from financing cash flows		(33,096)
Effect of changes in foreign exchange rates		(4,446)	12,031
End of period		61,849	99,391	87,360
Derivative financial instruments
Changes in liabilities arising from financing activities [abstract]
Beginning of period		38,040	699
Reclassification of business held for sale			5,576
Effect of changes in foreign exchange rates		(1,677)	1,971
Changes in fair value		(12,841)	31,614
Other changes		(59)	(1,820)
End of period		$ 23,463	$ 38,040	$ 699